Guarantees and commitments	12 Months Ended
Dec. 31, 2011
Guarantees and commitments

Guarantees
In the ordinary course of business, guarantees are provided that contingently obligate Credit Suisse to make payments to third parties if the counterparty fails to fulfill its obligation under a borrowing or other contractual arrangement. The total gross amount disclosed within the Guarantees table reflects the maximum potential payment under the guarantees. The carrying value represents the Group’s current best estimate of payments that will be required under existing guarantee arrangements.

Guarantees
end of	Maturity less than 1 year	Maturity between 1 to 3 years	Maturity between 3 to 5 years	Maturity greater than 5 years	Total gross amount	Total net amount	[1]	Carrying value	Collateral received

2011 (CHF million)

Credit guarantees and similar instruments	3,273	2,062	1,106	907	7,348	6,613		50	2,455

Performance guarantees and similar instruments	5,598	1,674	1,317	1,715	10,304	9,394		73	3,381

Securities lending indemnifications	15,005	0	0	0	15,005	15,005		0	15,005

Derivatives [2]	27,593	12,953	5,137	5,710	51,393	51,393		3,650	–	[3]

Other guarantees	3,972	387	422	194	4,975	4,939		4	2,268

Total guarantees	55,441	17,076	7,982	8,526	89,025	87,344		3,777	23,109

2010 (CHF million)

Credit guarantees and similar instruments	3,413	1,525	1,033	1,437	7,408	6,922		512	4,357

Performance guarantees and similar instruments	6,627	2,157	1,213	2,109	12,106	10,840		100	4,317

Securities lending indemnifications	18,254	0	0	0	18,254	18,254		0	18,254

Derivatives [2]	35,804	19,292	6,486	4,061	65,643	65,643		2,246	–	[3]

Other guarantees	4,349	544	278	287	5,458	5,387		8	2,622

Total guarantees	68,447	23,518	9,010	7,894	108,869	107,046		2,866	29,550

1 Total net amount is computed as the gross amount less any participations. 2 Excludes derivative contracts with certain active commercial and investment banks and certain other counterparties, as such contracts can be cash settled and the Group had no basis to conclude it was probable that the counterparties held, at inception, the underlying instruments. 3 Collateral for derivatives accounted for as guarantees is not considered significant.

Credit guarantees and similar instruments
Credit guarantees and similar instruments are contracts that require the Group to make payments should a third party fail to do so under a specified existing credit obligation. The position includes standby letters of credit, commercial and residential mortgage guarantees and other guarantees associated with VIEs.

Standby letters of credit are made in connection with the corporate lending business and other corporate activities, where the Group provides guarantees to counterparties in the form of standby letters of credit, which represent obligations to make payments to third parties if the counterparties fail to fulfill their obligations under a borrowing arrangement or other contractual obligation.

Commercial and residential mortgage guarantees are made in connection with the Group’s commercial mortgage activities in the US, where the Group sells certain commercial and residential mortgages to the Federal National Mortgage Association (FNMA) and agrees to bear a percentage of the losses triggered by the borrowers failing to perform on the mortgage. The Group also issues guarantees that require it to reimburse FNMA for losses on certain whole loans underlying mortgage-backed securities issued by FNMA, which are triggered by borrowers failing to perform on the underlying mortgages.

The Group also provides guarantees to VIEs and other counterparties under which it may be required to buy assets from such entities upon the occurrence of certain triggering events such as rating downgrades and/or substantial decreases in fair value of those assets.

Performance guarantees and similar instruments
Performance guarantees and similar instruments are arrangements that require contingent payments to be made when certain performance-related targets or covenants are not met. Such covenants may include a customer’s obligation to deliver certain products and services or to perform under a construction contract. Performance guarantees are frequently executed as part of project finance transactions. The position includes private equity fund guarantees and guarantees related to residential mortgage securitization activities.

For private equity fund guarantees, the Group has provided investors in private equity funds sponsored by a Group entity guarantees on potential obligations of certain general partners to return amounts previously paid as carried interest to those general partners if the performance of the remaining investments declines. To manage its exposure, the Group generally withholds a portion of carried interest distributions to cover any repayment obligations. In addition, pursuant to certain contractual arrangements, the Group is obligated to make cash payments to certain investors in certain private equity funds if specified performance thresholds are not met.

Further, as part of the Group’s residential mortgage securitization activities in the US, the Group may guarantee the collection by the servicer and remittance to the securitization trust of prepayment penalties. The Group will have to perform under these guarantees in the event the servicer fails to remit the prepayment penalties.

Securities lending indemnifications
Securities lending indemnifications include arrangements in which the Group agreed to indemnify securities lending customers against losses incurred in the event that security borrowers do not return securities subject to the lending agreement and the collateral held is insufficient to cover the market value of the securities borrowed. As indicated in the Guarantees table, the Group was fully collateralized in respect of securities lending indemnifications.

Derivatives
Derivatives are issued in the ordinary course of business, generally in the form of written put options. Disclosures about derivative contracts are not required under US GAAP if such contracts may be cash settled and the Group has no basis to conclude it is probable that the counterparties held, at inception, the underlying instruments related to the derivative contracts. The Group has concluded that these conditions were met for certain active commercial and investment banks and certain other counterparties, and accordingly, the Group has not included such contracts as guarantees.

The Group manages its exposure to these derivatives by engaging in various hedging strategies to reduce its exposure. For some contracts, such as written interest rate caps or foreign exchange options, the maximum payout is not determinable as interest rates or exchange rates could theoretically rise without limit. For these contracts, notional amounts were disclosed in the table above in order to provide an indication of the underlying exposure. In addition, the Group carries all derivatives at fair value in the consolidated balance sheets and has considered the performance triggers and probabilities of payment when determining those fair values. It is more likely than not that written put options that are in-the-money to the counterparty will be exercised, for which the Group’s exposure was limited to the carrying value reflected in the table.

Other guarantees
Other guarantees include bankers’ acceptances, residual value guarantees, deposit insurance, contingent considerations in business combinations, the minimum value of an investment in mutual funds or private equity funds and all other guarantees that were not allocated to one of the categories above.

Deposit-taking banks and securities dealers in Switzerland and certain other European countries are required to ensure the payout of privileged deposits in case of specified restrictions or compulsory liquidation of a deposit-taking bank. In Switzerland, deposit-taking banks and securities dealers jointly guarantee an amount of up to CHF 6 billion. Upon occurrence of a payout event triggered by a specified restriction of business imposed by FINMA or by compulsory liquidation of another deposit-taking bank, the Group’s contribution will be calculated based on its share of privileged deposits in proportion to total privileged deposits. Based on FINMA’s estimate for the Group’s banking subsidiaries in Switzerland, the Group’s share in the deposit insurance guarantee program for the period July 1, 2011 to June 30, 2012 is CHF 0.7 billion. These deposit insurance guarantees were reflected in other guarantees.

Representations and warranties on residential mortgage loans sold
In connection with Investment Banking’s sale of US residential mortgage loans, the Group has provided certain representations and warranties relating to the loans sold. The Group has provided these representations and warranties relating to sales of loans to: the US government-sponsored enterprises Fannie Mae and Freddie Mac (GSEs); institutional investors, primarily banks; and non-agency, or private label, securitizations. The loans sold are primarily loans that the Group has purchased from other parties. The scope of representations and warranties, if any, depends on the transaction, but can include: ownership of the mortgage loans and legal capacity to sell the loans; loan-to-value ratios and other characteristics of the property, the borrower and the loan; validity of the liens securing the loans and absence of delinquent taxes or related liens; conformity to underwriting standards and completeness of documentation; and origination in compliance with law. If it is determined that representations and warranties were breached, the Group may be required to repurchase the related loans or indemnify the investors to make them whole for losses. Whether the Group will incur a loss in connection with repurchases and make whole payments depends on: the extent to which claims are made; the validity of such claims (including the likelihood and ability to enforce claims); whether the Group can successfully claim against parties that sold loans to the Group and made representations and warranties to the Group; the residential real estate market, including the number of defaults; and whether the obligations of the securitization vehicles were guaranteed or insured by third parties.

The following tables present the total amount of residential mortgage loans sold during the period from January 1, 2004 to December 31, 2011 by counterparty type, the development of outstanding repurchase claims during the period from July 1, 2011 to December 31, 2011, the development of provisions for outstanding repurchase claims during the period January 1, 2011 to December 31, 2011 and the realized losses from the repurchase of residential mortgage loans sold.

Residential mortgage loans sold
Residential mortgage loans sold from January 1, 2004 to December 31, 2011 (USD billion)

Government-sponsored enterprises	8.2

Private investors [1]	22.1

Non-agency securitizations	128.5	[2]

Total	158.8

1 Primarily banks. 2 The outstanding balance of residential mortgage loans sold as of December 31, 2011 was USD 30.9 billion. The difference of the total balance of mortgage loans sold and the outstanding balance as of December 31, 2011 was attributable to borrower payments of USD 82.1 billion and losses of USD 15.5 billion due to loan defaults.

Residential mortgage loans sold – outstanding repurchase claims
	2011

	Government- sponsored enterprises	Private investors	Non- agency securiti- zations	Total

Outstanding repurchase claims (USD million)

Balance as of July 1	60	487	1,084	1,631

New claims	29	10	1,160	1,199

Claims settled through repurchases	0	(1)	(4)	(5)	[1]

Other settlements	(8)	0	(3)	(11)	[2]

Total claims settled	(8)	(1)	(7)	(16)

Claims rescinded	(13)	(64)	(28)	(105)

Transfers to arbitration and litigation [3]	0	0	(1,966)	(1,966)

Balance as of December 31 [4]	68	432	243	743

1 Settled at a repurchase price of USD 5 million. 2 Settled at USD 9 million. 3 Refer to "Note 37 – Litigation" for repurchase claims that are in arbitration or litigation. 4 As of December 31, 2010, total outstanding repurchase claims were USD 473 million, of which USD 39 million, USD 434 million and USD 0 million related to government-sponsored enterprises, private investors and non-agency securitizations, respectively.

Provisions for outstanding repurchase claims
	2011

Provisions for outstanding repurchase claims (USD million) [1]

Balance as of January 1	29

Increase/(decrease) in provisions, net	47

Realized losses [2]	(17)

Balance as of December 31	59	[3]

1 Excludes provisions for repurchase claims related to residential mortgage loans sold that are in arbitration or litigation. Refer to "Note 37 – Litigation" for further information. 2 Includes indemnifications paid to resolve loan repurchase claims. 3 Substantially all related to government-sponsored enterprises.

Losses from repurchase of residential mortgage loans sold
in	2011		2010		2009

Losses from repurchase of residential mortgage loans sold (USD million)

Realized losses	17	[1]	24	[2]	24	[2]

Includes indemnifications paid to resolve loan repurchase claims.
1 Primarily related to government-sponsored enterprises and non-agency securitizations. 2 Primarily related to government-sponsored enterprises.

Representations and warranties relating to residential mortgage loans sold to non-agency securitization vehicles are more limited in scope than those relating to residential mortgage loans sold to GSEs, and it can be more difficult to establish causation and standing in making a repurchase claim for breach of representations and warranties on residential mortgage loans sold in non-agency securitizations. The Group is involved in litigation relating to representations and warranties on residential mortgage loans sold.

> Refer to “Note 37 – Litigation” for further information.
Repurchase claims on residential mortgage loans sold that are, or become during the reporting period, subject to arbitration or litigation proceedings, are not included in the Guarantees and commitments disclosure of repurchase claims and related loss contingencies and provisions but are addressed in litigation and related loss contingencies and provisions.

Repurchase claims relating to residential mortgage loans sold may increase in the future based on the large number of defaults in residential mortgages, including those sold or securitized by the Group.

Disposal-related contingencies and other indemnifications
The Group has certain guarantees for which its maximum contingent liability cannot be quantified. These guarantees are not reflected in the table above and are discussed below.
Disposal-related contingencies
In connection with the sale of assets or businesses, the Group sometimes provides the acquirer with certain indemnification provisions. These indemnification provisions vary by counterparty in scope and duration and depend upon the type of assets or businesses sold. They are designed to transfer the potential risk of certain unquantifiable and unknowable loss contingencies, such as litigation, tax and intellectual property matters, from the acquirer to the seller. The Group closely monitors all such contractual agreements in order to ensure that indemnification provisions are adequately provided for in the Group’s consolidated financial statements.

Other indemnifications
The Group provides indemnifications to certain counterparties in connection with its normal operating activities, for which it is not possible to estimate the maximum amount that it could be obligated to pay. As a normal part of issuing its own securities, the Group typically agrees to reimburse holders for additional tax withholding charges or assessments resulting from changes in applicable tax laws or the interpretation of those laws. Securities that include these agreements to pay additional amounts generally also include a related redemption or call provision if the obligation to pay the additional amounts results from a change in law or its interpretation and the obligation cannot be avoided by the issuer taking reasonable steps to avoid the payment of additional amounts. Since such potential obligations are dependent on future changes in tax laws, the related liabilities the Group may incur as a result of such changes cannot be reasonably estimated. In light of the related call provisions typically included, the Group does not expect any potential liabilities in respect of tax gross-ups to be material.

The Group is a member of numerous securities exchanges and clearing houses and may, as a result of its membership arrangements, be required to perform if another member defaults. The Group has determined that it is not possible to estimate the maximum amount of these obligations and believes that any potential requirement to make payments under these arrangements is remote.

Lease commitments
Lease commitments (CHF million)

2012	601

2013	550

2014	470

2015	414

2016	379

Thereafter	2,145

Future operating lease commitments	4,559

Less minimum non-cancellable sublease rentals	418

Total net future minimum lease commitments	4,141

Rental expense for operating leases
in	2011	2010	2009

Rental expense for operating leases (CHF million)

Minimum rental expense	554	625	599

Sublease rental income	(97)	(123)	(125)

Total net expenses for operating leases	457	502	474

Other commitments
end of	Maturity less than 1 year	Maturity between 1 to 3 years	Maturity between 3 to 5 years	Maturity greater than 5 years	Total gross amount		Total net amount	[1]	Collateral received

2011 (CHF million)

Irrevocable commitments under documentary credits	5,644	3	40	0	5,687		5,207		2,372

Loan commitments	157,701	19,988	35,755	7,116	220,560	[2]	215,343		144,278

Forward reverse repurchase agreements	28,885	0	0	0	28,885		28,885		28,885

Other commitments	1,457	405	872	874	3,608		3,608		33

Total other commitments	193,687	20,396	36,667	7,990	258,740		253,043		175,568

2010 (CHF million)

Irrevocable commitments under documentary credits	4,500	10	41	0	4,551		4,162		1,883

Loan commitments	153,759	35,459	12,234	8,101	209,553	[2]	202,999		142,425

Forward reverse repurchase agreements	51,968	0	0	0	51,968		51,968		51,968

Other commitments	1,375	833	1,095	557	3,860		3,860		55

Total other commitments	211,602	36,302	13,370	8,658	269,932		262,989		196,331

1 Total net amount is computed as the gross amount less any participations. 2 Included as of December 31, 2011 and 2010 were CHF 138,051 million and CHF 136,533 million, respectively, of unused credit limits which were revocable at the Group's sole discretion upon notice to the client.

Irrevocable commitments under documentary credits
Irrevocable commitments under documentary credits include exposures from trade finance related to commercial letters of credit under which the Group guarantees payments to exporters against presentation of shipping and other documents.

Loan commitments
Loan commitments include unused credit facilities that can be revoked at our sole discretion upon notice to the client. A small portion of total loan commitments is related to the leveraged finance business. Commitments to originate mortgage loans that will be held for sale are considered derivatives for accounting purposes and are not included in this disclosure. Such commitments are reflected as derivatives in the consolidated balance sheets.

Forward reverse repurchase agreements
Forward reverse repurchase agreements represent transactions in which the initial cash exchange of the reverse repurchase transactions takes place on specified future dates.
Other commitments
Other commitments include private equity commitments, firm commitments in underwriting securities, commitments arising from deferred payment letters of credit and from acceptances in circulation and liabilities for call and put options on shares and other equity instruments.

There are redeemable noncontrolling interests in the Group’s consolidated Brazilian subsidiary Credit Suisse Hedging-Griffo Investimentos S.A. The minority investors have the right to put their interest at a value that is based on a formula relating to the subsidiary’s performance. The put is exercisable by May 30, 2012 and, if exercised, would give the Group full control and ownership. The Group estimated the redemption value of the put to be BRL 1,209 million (CHF 609 million). The Group elected to accrete the value of the payment over 2011 and as of December 31, 2011, the estimated purchase price had been fully accrued in the balance of the redeemable noncontrolling interest in other liabilities and related commitments were released accordingly. In addition, the Group has a call option to acquire the noncontrolling interests by June 9, 2012.

Bank
Guarantees and commitments

Guarantees
end of	Maturity less than 1 year	Maturity between 1 to 3 years	Maturity between 3 to 5 years	Maturity greater than 5 years	Total gross amount	Total net amount	[1]	Carrying value	Collateral received

2011 (CHF million)

Credit guarantees and similar instruments	3,243	2,041	1,101	904	7,289	6,554		50	2,342

Performance guarantees and similar instruments	5,465	1,617	1,299	1,706	10,087	9,177		69	3,327

Securities lending indemnifications	15,005	0	0	0	15,005	15,005		0	15,005

Derivatives [2]	27,561	12,953	5,137	5,710	51,361	51,361		3,650	–	[3]

Other guarantees	3,623	353	417	182	4,575	4,539		4	1,795

Total guarantees	54,897	16,964	7,954	8,502	88,317	86,636		3,773	22,469

2010 (CHF million)

Credit guarantees and similar instruments	3,306	1,504	1,031	1,430	7,271	6,785		512	4,217

Performance guarantees and similar instruments	6,486	2,096	1,192	2,105	11,879	10,613		97	4,240

Securities lending indemnifications	18,254	0	0	0	18,254	18,254		0	18,254

Derivatives [2]	35,743	19,292	6,486	4,061	65,582	65,582		2,246	–	[3]

Other guarantees	4,016	504	274	279	5,073	5,003		7	2,183

Total guarantees	67,805	23,396	8,983	7,875	108,059	106,237		2,862	28,894

1 Total net amount is computed as the gross amount less any participations. 2 Excludes derivative contracts with certain active commercial and investment banks and certain other counterparties, as such contracts can be cash settled and the Bank had no basis to conclude it was probable that the counterparties held, at inception, the underlying instruments. 3 Collateral for derivatives accounted for as guarantees is not considered significant.

Deposit-taking banks and securities dealers in Switzerland and certain other European countries are required to ensure the payout of privileged deposits in case of specified restrictions or compulsory liquidation of a deposit-taking bank. In Switzerland, deposit-taking banks and securities dealers jointly guarantee an amount of up to CHF 6 billion. Upon occurrence of a payout event triggered by a specified restriction of business imposed by the Swiss Financial Market Supervisory Authority (FINMA) or by compulsory liquidation of another deposit-taking bank, the Group’s contribution will be calculated based on its share of privileged deposits in proportion to total privileged deposits. Based on FINMA’s estimate for the Bank, the Bank’s share in the deposit insurance guarantee program for the period July 1, 2011 to June 30, 2012 is CHF 0,6 billion. These deposit insurance guarantees were reflected in other guarantees.

Representations and warranties on residential mortgage loans sold
In connection with Investment Banking’s sale of US residential mortgage loans, the Group has provided certain representations and warranties relating to the loans sold.
The following tables present the total amount of residential mortgage loans sold during the period from January 1, 2004 to December 31, 2011 by counterparty type, the outstanding repurchase claims during the period July 1, 2011 to December 31, 2011, the development of provisions for outstanding repurchase claims during the period January 1, 2011 to December 31, 2011 and the realized losses from the repurchase of residential mortgage loans sold.

Residential mortgage loans sold
Residential mortgage loans sold from January 1, 2004 to December 31, 2011 (USD billion)

Government-sponsored enterprises	8.2

Private investors [1]	22.1

Non-agency securitizations	128.5	[2]

Total	158.8

1 Primarily banks. 2 The outstanding balance of residential mortgage loans sold as of December 31, 2011 was USD 30.9 billion. The difference of the total balance of mortgage loans sold and the outstanding balance as of December 31, 2011 was attributable to borrower payments of USD 82.1 billion and losses of USD 15.5 billion due to loan defaults.

Residential mortgage loans sold – repurchase claims
	2011

	Government- sponsored enterprises	Private investors	Non- agency securiti- zations	Total

Outstanding repurchase claims (USD million)

Balance as of July 1	60	487	1,084	1,631

New claims	29	10	1,160	1,199

Claims settled through repurchases	0	(1)	(4)	(5)	[1]

Other settlements	(8)	0	(3)	(11)	[2]

Total claims settled	(8)	(1)	(7)	(16)

Claims rescinded	(13)	(64)	(28)	(105)

Transfers to arbitration and litigation [3]			(1,966)	(1,966)

Balance as of December 31 [4]	68	432	243	743

1 Settled at a repurchase price of USD 5 million. 2 Settled at USD 9 million. 3 Refer to "Note 35 – Litigation" for repurchase claims that are in arbitration or litigation. 4 As of December 31, 2010, total outstanding repurchase claims were USD 473 million, of which USD 39 million, USD 434 million and USD 0 million related to government-sponsered enterprises, private investors and non-agency securitizations, respectively.

Residential mortgage loans sold – provisions for outstanding repurchase claims
	2011

Provisions for outstanding repurchase claims (USD million) [1]

Balance as of January 1	29

Increase/(decrease) in provisions, net	47

Realized losses [2]	(17)

Balance as of December 31	59	[3]

1 Excludes provisions for repurchase claims related to residential mortgage loans sold that are in arbitration or litigation. Refer to "Note 35 – Litigation" for further information. 2 Includes indemnifications paid to resolve loan repurchase claims. 3 Substantially all related to government-sponsored enterprises.

Losses from repurchase of residential mortgage loans sold
in	2011		2010		2009

Losses from repurchase of residential mortgage loans sold (USD million)

Realized losses	17	[1]	24	[2]	24	[2]

Includes indemnifications paid to resolve loan repurchase claims.
1 Primarily related to government-sponsored enterprises and non-agency securitizations. 2 Primarily related to government-sponsored enterprises.

Lease commitments
Lease commitments (CHF million)

2012	570

2013	521

2014	444

2015	393

2016	361

Thereafter	1,941

Future operating lease commitments	4,230

Less minimum non-cancellable sublease rentals	416

Total net future minimum lease commitments	3,814

Rental expense for operating leases
in	2011	2010	2009

Rental expense for operating leases (CHF million)

Minimum rental expense	530	605	577

Sublease rental income	(96)	(122)	(125)

Total net expenses for operating leases	434	483	452

Other commitments
end of	Maturity less than 1 year	Maturity between 1 to 3 years	Maturity between 3 to 5 years	Maturity greater than 5 years	Total gross amount		Total net amount	[1]	Collateral received

2011 (CHF million)

Irrevocable commitments under documentary credits	5,638	3	40	0	5,681		5,201		2,371

Loan commitments	147,537	19,951	35,746	7,108	210,342	[2]	205,125		136,511

Forward reverse repurchase agreements	28,885	0	0	0	28,885		28,885		28,885

Other commitments	1,429	405	872	872	3,578		3,578		33

Total other commitments	183,489	20,359	36,658	7,980	248,486		242,789		167,800

2010 (CHF million)

Irrevocable commitments under documentary credits	4,489	10	41	0	4,540		4,151		1,882

Loan commitments	144,297	35,431	12,232	8,088	200,048	[2]	193,495		133,211

Forward reverse repurchase agreements	51,968	0	0	0	51,968		51,968		51,968

Other commitments	1,347	832	1,096	554	3,829		3,829		53

Total other commitments	202,101	36,273	13,369	8,642	260,385		253,443		187,114

1 Total net amount is computed as the gross amount less any participations. 2 Included as of December 31, 2011 and 2010 were CHF 128,058 million and CHF 127,241 million, respectively, of unused credit limits which were revocable at the Bank's sole discretion upon notice to the client.

There are redeemable noncontrolling interests in the Bank’s consolidated Brazilian subsidiary Credit Suisse Hedging-Griffo Investimentos S.A. The minority investors have the right to put their interest at a value that is based on a formula relating to the subsidiary’s performance. The put is exercisable by May 30, 2012 and, if exercised, would give the Bank full control and ownership. The Bank estimated the redemption value of the put to be BRL 1,209 million (CHF 609 million). The Bank elected to accrete the value of the payment over 2011 and as of December 31, 2011, the estimated purchase price had been fully accrued in the balance of the redeemable noncontrolling interest in other liabilities and related commitments were released accordingly. In addition, the Bank has a call option to acquire the noncontrolling interests by June 9, 2012.

> Refer to “Note 31 – Guarantees and commitments” in V – Consolidated financial statements – Credit Suisse Group for further information.